Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Defined Benefit Obligation for Post-Employment and Other Non-Current Employee Benefits (Detail) - Present value of defined benefit obligation [member] - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	$ 3,388	$ 4,369	$ 2,915
Current service cost	170	195	241
Effect on curtailment	2	(5)
Interest expense	275	265	258
Actuarial gains or losses	585	(391)	190
Foreign exchange loss	(69)	(86)	(69)
Benefits paid	(395)	(265)	(385)
Acquisitions	0	417	1,209
Philippines disposal	0	(1,111)	0
Past service cost	(44)	0	10
Balance at end of year	3,912	3,388	4,369
Seniority premium plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	411	461	416
Current service cost	35	42	44
Effect on curtailment	0	0	0
Interest expense	37	34	29
Actuarial gains or losses	155	(84)	12
Benefits paid	(84)	(42)	(40)
Past service cost	76	0	0
Balance at end of year	$ 630	$ 411	$ 461